Concentrations of Credit Risk (Tables)	6 Months Ended
Jun. 30, 2013
Concentrations of Credit Risk [Abstract]
Summary of concentrations of significant customers

	Accounts Receivable	Revenues
Six months ended June 30, 2013 and as at June 30, 2013
Ericsson, Inc	29%	44%
Ericsson Caribbean	4%	3%
JDL Technologies	0%	4%
Crown Castle	6%	4%
Verizon Communications, Inc.	2%	3%
Claro Puerto Rico	1%	3%
Alcatel Lucent	5%	3%

	Accounts Receivable	Revenues
Six months ended June 30, 2012 and as at June 30, 2012
Nexlink	15%	37%
Verizon Communications, Inc.	3%	24%
Alpha Technologies Services	28%	7%
Hotwire Communications	19%	7%
South West Florida Works	0%	3%

	Accounts Receivable	Revenues
Year ended December 31, 2012 and as at December 31, 2012
C2 Utility	10%	4%
Ericsson Caribbean	11%	5%
Verizon Communications, Inc.	3%	7%
Nexlink	0%	14%
Ericsson, Inc.	33%	33%

	Accounts Receivable	Revenues
Year ended December 31, 2011 and as at December 31, 2011
Danella Construction Corp. of FL, Inc.	4%	17%
Alpha Technologies Services	8%	1%
Verizon Communications, Inc.	48%	56%
Hotwire Communications	5%	4%
Miami-Dade County ETSD	1%	5%
Miami Dade County Public Schools	28%	4%